Fair Value of Financial Instruments (Details) (Significant other observable inputs (Level 2), USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Significant other observable inputs (Level 2)
Fair value assets and liabilities measured on a recurring basis
Fair value of notes payable-affiliate	$ 155